Share-based compensation	12 Months Ended
Mar. 31, 2014
Share-based compensation
Share-based compensation

18                                  Share-based compensation

On February 18, 2011, the shareholders of the Company approved and adopted the Restricted Share Unit scheme. The scheme has a limit of granting rights to receive ordinary shares not exceeding 10% of the Company’s issued and outstanding share capital, to directors, officers, employees and/or consultants of the Group. Since no awards have been granted under this scheme, no compensation expense has been recognized for the years ended March 31, 2012, 2013 and 2014.